Intangible Assets - Sensitivity Analysis For Cash Generating Units (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	₩ (33,658)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	40,101
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	23,853
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(20,274)
Woori Asset Management Corp. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(7,931)
Woori Asset Management Corp. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	9,343
Woori Asset Management Corp. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	5,217
Woori Asset Management Corp. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(4,451)
Woori Venture Partners Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(32,715)
Woori Venture Partners Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	38,927
Woori Venture Partners Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	24,520
Woori Venture Partners Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(20,874)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(95,630)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	116,564
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	47,933
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(39,513)
WOORI BANK (CAMBODIA) PLC | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(47,185)
WOORI BANK (CAMBODIA) PLC | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	53,812
WOORI BANK (CAMBODIA) PLC | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	9,762
WOORI BANK (CAMBODIA) PLC | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(8,659)
PT Woori Finance Indonesia Tbk | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(14,150)
PT Woori Finance Indonesia Tbk | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	17,719
PT Woori Finance Indonesia Tbk | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	13,470
PT Woori Finance Indonesia Tbk | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	₩ (10,734)